Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of contractual amount of off-balance-sheet financial instruments
(in thousands)	2016	2015
Commitments to extend credit	$253,375	$161,306
Commitments to originate residential first and second mortgage loans	2,626	3,175
Standby letters of credit	2,745	1,466
Total	$258,746	$165,947